RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2026
RIGHT OF USE ASSETS

10.	RIGHT OF USE ASSETS

The Company has three leases with expiration dates of January 31, 2027, and September 30, 2028.

Total
Cost
Balance at December 31, 2025, and 2024	$1,455,039
Additions	36,110
Balance at June 30, 2026	1,491,149

Accumulated depreciation
Balance at December 31, 2024	$1,082,695
Charge for the year	142,728
Balance at December 31, 2025	$1,225,423
Charge for the period	73,099
Balance at June 30, 2026	$1,298,522

Net book value:
December 31, 2025	$229,616
June 30, 2026	$192,627

Depreciation expense for the three and six month period ended June 30, 2026 in the amount of $1,529 (2025 - $1,996) and $2,115 respectively (2025 - $3,992) is included in the cost of sales.

ROU Assets consist of the following:	June 30, 2026	December 31,2025
Buildings	$192,627	$229,616